Share capital - Issuance of shares to third party advisors and Conversion of promissory notes (Details) - Unsecured convertible promissory note - $ / shares		1 Months Ended		6 Months Ended
	Jan. 25, 2024	Aug. 31, 2024	May 31, 2024	Sep. 30, 2024
Psyence Group Inc
Share capital
Issuance of shares for convertible note (in shares)				27,679
Debt conversion price				$ 37.5
NCAC Sponsor
Share capital
Shares issued to third party advisors (in shares)		4,667	4,667
Issuance of shares for convertible note (in shares)	43,080			43,080
Debt conversion price				$ 37.5